Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 9 — RELATED PARTY TRANSACTIONS

A director of the Company is a managing director of Javelin Venture Partners GP, LLC, the general partner of Javelin Venture Partners GP, L.P., which held a significant investment in the Company’s Series A-2, Series A-3, Series B, and Series C preferred stock that was converted to common stock prior to the Company’s initial public offering. Two directors of the Company have acted as a managing director of Stonehenge Partners LLC, which held a significant investment in the Company’s Series A-1 preferred stock and also held investments in the Company’s Series A-2 and Series B preferred stock that was converted to common stock prior to the Company’s initial public offering.

Prior to and during his employment with the Company, Mr. Ira Ritter served as CEO of Andela Group Inc., (“Andela”) a company he founded in 1987, which is involved in corporate management, strategic and financial consulting. The Company incurred no expenses for services received from Andela during the three months and nine months ended September 30, 2015, and approximately $48,000 and $146,000, respectively, during the three months and nine months ended September 30, 2014, all of which were classified in general and administrative expenses in the Unaudited Condensed Statements of Operations.

Other than disclosed, the Company has not entered into or been a participant in any transaction in which a related party had or will have a direct or indirect material interest.

NOTE 9 — Related Party Transactions

A director of the Company is a managing director of Javelin Venture Partners GP, LLC, the general partner of Javelin Venture Partners GP, L.P., which holds a significant investment in the Company’s Series A-1, Series A-2, Series A-3, Series B, and Series C preferred stock.

Prior to and during his employment with the Company, Mr. Ira Ritter served as CEO of Andela Group Inc, (“Andela”) a company he founded in 1987, which is involved in corporate management, strategic and financial consulting. During the years ended December 31, 2014 and 2013, the Company incurred approximately $176,000 and $197,000, respectively, of expenses for services received from Andela, all of which were classified in general and administrative expenses in the Statements of Operations as Mr. Ritter was an employee of the Company at the time of the services.

Other than disclosed, the Company has not entered into or been a participant in any transaction in which a related party had or will have a direct or indirect material interest.